UNITED STATES
		  SECURITIES AND EXCHANGE COMMISSION
		       Washington, D.C. 20549

			      FORM 13F

			 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	 Intrepid Capital Management, Inc.
Address: 1400 Marsh Landing Pkwy
	 Suite 106
	 Jacksonville Beach, FL 32250

13F File Number:  28-10510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Samuel Solem
Title:	Trader
Phone: 	904-242-5120

Signature, Place and Date of Signing:

Samuel Solem,  	Jacksonville Beach, Florida 	May 14, 2013

Report type (Check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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		      FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0
Form 13F information table entry total:	42
Form 13F information table value total: 611,624 (in thousands)
List of Other Included Managers: 0

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                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARONS INC COM PAR $0.50       CS               002535300    20303   707909 SH       Sole                   707909
AMDOCS LTD ORD                 CS               G02602103    31513   869326 SH       Sole                   869326
AMERICAN GREETINGS CORP CL A   CS               026375105    19134  1188462 SH       Sole                  1188462
ASPEN INSURANCE HOLDINGS LTD S CS               G05384105    23247   602571 SH       Sole                   602571
BALDWIN & LYONS INC CL B       CS               057755209     4785   201133 SH       Sole                   201133
BANK NEW YORK MELLON CORP COM  CS               064058100    15335   547865 SH       Sole                   547865
BARD C R INC COM               CS               067383109      599     5945 SH       Sole                     5945
BARRETT BILL CORP COM          CS               06846N104    31988  1578084 SH       Sole                  1578084
BERKSHIRE HATHAWAY INC DEL CL  CS               084670702    16707   160335 SH       Sole                   160335
BIG LOTS INC COM               CS               089302103    30883   875626 SH       Sole                   875626
BIO RAD LABS INC CL A          CS               090572207    41642   330495 SH       Sole                   330495
CSG SYS INTL INC COM           CS               126349109    19367   913980 SH       Sole                   913980
DELL INC COM                   CS               24702R101    17001  1186405 SH       Sole                  1186405
EPIQ SYS INC COM               CS               26882D109    31702  2259600 SH       Sole                  2259600
FTI CONSULTING INC COM         CS               302941109    39749  1055481 SH       Sole                  1055481
GAMESTOP CORP NEW CL A         CS               36467W109      721    25780 SH       Sole                    25780
GENCOR INDS INC COM            CS               368678108      465    65000 SH       Sole                    65000
GLOBAL PMTS INC COM            CS               37940X102    21534   433622 SH       Sole                   433622
INGRAM MICRO INC CL A          CS               457153104    30461  1547839 SH       Sole                  1547839
INTERNATIONAL SPEEDWAY CORP CL CS               460335201     6847   209514 SH       Sole                   209514
MANTECH INTL CORP CL A         CS               564563104    22816   849119 SH       Sole                   849119
MICROSOFT CORP COM             CS               594918104    11085   387520 SH       Sole                   387520
MOLSON COORS BREWING CO CL B   CS               60871R209    15290   312485 SH       Sole                   312485
NEWFIELD EXPL CO COM           CS               651290108    25766  1149250 SH       Sole                  1149250
NEWMONT MINING CORP COM        CS               651639106    10674   254820 SH       Sole                   254820
PAN AMERICAN SILVER CORP COM   CS               697900108    19632  1198545 SH       Sole                  1198545
PANTRY INC COM                 CS               698657103     5123   410818 SH       Sole                   410818
PATRIOT TRANSN HLDG INC COM    CS               70337B102      682    24506 SH       Sole                    24506
PEP BOYS MANNY MOE & JACK COM  CS               713278109      389    33000 SH       Sole                    33000
RAYONIER INC COM               CS               754907103      455     7629 SH       Sole                     7629
REGIS CORP MINN COM            CS               758932107      402    22121 SH       Sole                    22121
ROYAL GOLD INC COM             CS               780287108     6321    88990 SH       Sole                    88990
SAIC INC COM                   CS               78390X101     8859   653770 SH       Sole                   653770
SPEEDWAY MOTORSPORTS INC COM   CS               847788106    11327   629606 SH       Sole                   629606
STAPLES INC COM                CS               855030102     6164   459290 SH       Sole                   459290
SWIFT ENERGY CO COM            CS               870738101     5813   392500 SH       Sole                   392500
TECH DATA CORP COM             CS               878237106      839    18410 SH       Sole                    18410
TELEPHONE & DATA SYS INC COM N CS               879433829    13435   637636 SH       Sole                   637636
TELLABS INC COM                CS               879664100      381   182320 SH       Sole                   182320
WESTERN UN CO COM              CS               959802109    12960   861720 SH       Sole                   861720
WORLD WRESTLING ENTMT INC CL A CS               98156Q108    28391  3218974 SH       Sole                  3218974
PETROQUEST ENERGY INC CUM PFD  PS               716748207      837    25000 SH       Sole                    25000
Report Summary                     42 records                611,624 (in thousands)

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